Grants and other liabilities (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) Type	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 882,187		$ 911,593
Other liabilities and provisions	342,959		340,920
Dismantling provision	139,738		140,595
Lease liabilities	69,754		63,076
Accruals on Spanish market prices differences	91,292		91,884
Others	42,175		45,365
Grants and other non-current liabilities	$ 1,225,146		1,252,513
Number of grant types | Type	2
Income from grants	$ 29,349	$ 29,661
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	29,200	$ 29,200
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	594,000		610,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	$ 286,000		$ 299,000